Share-Based Compensation and Pensions - Cash-Settled Stock Appreciation Rights (Detail) - Cash-settled stock appreciation rights - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of SARs
Balance, beginning of year, Number of SARs (shares)	89,227
Exercised, Number of SARs (shares)	(12,793)
Balance, end of year, Number of SARs (shares)	76,434	89,227
Weighted-Average Exercise Price of SARs
Balance, beginning of year, Weighted Average Exercise Price of SARs (dollars per share)	$ 143.33
Exercised, Weighted Average Exercise Price of SARs (dollars per share)	136.94
Balance, end of year, Weighted Average Exercise Price of SARs (dollars per share)	$ 144.40	$ 143.33
Balance, end of year, Weighted Average Remaining Contractual Term (in years)	1 year 10 months 24 days
Balance, end of year, Aggregate Intrinsic Value	$ 4,623,000
Closing price per share, ordinary shares (dollars per share)	$ 204.89
Unrecognized compensation cost	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average fair value per SAR (dollars per share)	$ 78.47	$ 76.03	$ 45.85
Weighted-average volatility	49.43%	19.75%	18.94%
Weighted-average risk-free interest rate	0.15%	1.64%	2.72%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period	4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period	10 years